BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents [note 2]	$ 43,407	$ 85,906
Prepaid expenses and deposits	5,090	4,914
Total current assets	48,497	90,820
Note receivable [note 3]	597,876	582,384
Total assets	646,373	673,204
Current liabilities
Accounts payable and accrued liabilities	16,659	41,784
Due to related parties, non-interest bearing [note 5]	38,628	2,628
Total current liabilities	55,287	44,412
Stockholders’ equity[note 4]
Common stock Authorized 100,000,000 common shares with a par value of $0.001 per share Issued and outstanding 10,950,000 common shares	10,950	10,950
Additional paid-in capital	4,183,129	4,183,129
Deficit	(3,602,993)	(3,565,287)
Total stockholders’ equity	591,086	628,792
Total liabilities and stockholders’ equity	$ 646,373	$ 673,204